Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Nature of Operations	Stryker (the "Company," "we," "us," or
"our") is a global leader in medical technologies and, together with our customers, we are driven to make healthcare better. We offer innovative products and services in MedSurg,
Neurotechnology and Orthopaedics that help improve patient and healthcare outcomes. Our products include surgical equipment and surgical navigation systems; endoscopic and
communications systems; patient handling, emergency medical
equipment and intensive care disposable products; clinical
communication and artificial intelligence-assisted virtual care platform technology; products for traditional brain and open skull-
based surgical procedures; minimally invasive products for the treatment of acute ischemic and hemorrhagic stroke and venous thromboembolism; implants used in joint replacement and trauma surgeries; Mako robotic-arm assisted technology; as well as other products used in a variety of medical specialties.

Basis of Presentation and Consolidation	The Consolidated
Financial Statements include the Company and its subsidiaries.
All significant intercompany accounts and transactions are
eliminated in consolidation. We have no material interests in variable interest entities. Certain prior year amounts have been reclassified to conform with current year presentation in our
Consolidated Financial Statements.
Recast of Certain Prior Period Information: The segment
information in this Form 8-K has been recast to conform to the way we internally manage and monitor our business during fiscal year 2026. The recast of prior period information had no impact on our consolidated balance sheets, consolidated statements of earnings, or consolidated statements of cash flows.
In the first quarter 2026 we announced a change in our
organizational structure. Our new Ortho Tech business combines the orthopaedic instruments portfolio from our Instruments
business with the Mako and enabling technologies portfolio from our Other Orthopaedics business. By bringing Mako, power tools, cutting accessories, enabling technologies and the teams behind these products together under one business, we are simplifying the customer experience and striving to increase our speed to market through focused innovation.
Following this re-organization, we will continue to have two business segments - (i) MedSurg and Neurotechnology and (ii)
Orthopaedics, each of which comprise a reportable segment. All historical segment financial information has been recast to
conform to this new reporting structure in our financial statements and accompanying notes. These changes primarily impacted
Note 2 – Revenue Recognition and Note 14 – Segment and
Geographic Data. The information in Note 8—Goodwill and Other
Intangible Assets has not been recast; however, recast amounts are disclosed in our Quarterly Report on Form 10‑Q for the
quarterly period ended March 31, 2026.

Use of Estimates	The preparation of financial statements in
conformity with accounting principles generally accepted in the
United States (GAAP) requires management to make estimates
and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of net sales and expenses in the reporting period. Actual results could differ from those estimates.

Revenue Recognition	Sales are recognized as the
performance obligations to deliver products or services (including services under extended warranty service contracts) are satisfied and are recorded based on the amount of consideration we
expect to receive in exchange for satisfying the performance obligations. Our sales are recognized primarily when we transfer control to the customer, which can be on the date of shipment, the date of receipt by the customer or, for most Orthopaedics products, when we have received a purchase order and
appropriate notification the product has been used or implanted.
Products and services are primarily transferred to customers at a point in time, with some transfers of services taking place over time.
Sales represent the amount of consideration we expect to receive from customers in exchange for transferring products and
services. Net sales exclude sales, value added and other taxes we collect from customers. Other costs to obtain and fulfill contracts are generally expensed as incurred due to the short-
term nature of most of our sales. We extend terms of payment to our customers based on commercially reasonable terms for the markets of our customers, while also considering their credit quality.
A provision for estimated sales returns, discounts and rebates is recognized as a reduction of sales in the same period that the sales are recognized. Our estimate of the provision for sales returns has been established based on contract terms with our customers and historical business practices and current trends.
Shipping and handling costs charged to customers are included in net sales.

Cost of Sales	Cost of sales include direct materials and
supplies consumed in the manufacture of product, as well as
manufacturing labor, depreciation expense and direct overhead expense necessary to acquire and convert the purchased
materials and supplies into finished product. Cost of sales also includes the cost to distribute products to customers, inbound freight costs, warehousing costs and other shipping and handling activity.

Research, Development and Engineering Expenses	Research, development and engineering costs are charged to
expense as incurred and include research, development and
engineering activities relating to the development of new
products, improvement of existing products, technical support of products and compliance with governmental regulations for the protection of customers and patients. Costs primarily include salaries, wages, consulting and depreciation and maintenance of research facilities and equipment.

Selling, General and Administrative Expenses	include
selling expenses, marketing expenses, administrative and other indirect overhead costs, amortization of loaner instrumentation, depreciation and amortization expense of non-manufacturing
assets and other miscellaneous operating items.
Currency Translation	Financial statements of subsidiaries
outside the United States generally are measured using the local currency as the functional currency. Adjustments to translate those statements into United States Dollars are recorded in other comprehensive income (OCI). Transactional exchange gains and losses are included in other income.

Cash Equivalents	Highly liquid investments with remaining
stated maturities of three months or less when purchased or
other money market instruments that are redeemable upon
demand are considered cash equivalents and recorded at cost.

Short-term Investments	Short-term investments that have a
maturity greater than three months and less than a year from the date of purchase primarily include time deposits, certificates of deposit, commercial paper, bonds and notes, substantially all of which are denominated in United States Dollars and are stated at cost plus accrued interest, which approximates fair value. We expect to hold all of our short-term investments to maturity.

Marketable Securities	Marketable securities include marketable
debt securities and mutual funds. Mutual funds are acquired to offset changes in certain liabilities related to deferred
compensation arrangements and are expected to be used to
settle these liabilities. Mutual funds are recognized in other noncurrent assets. Pursuant to our investment policy, all
individual marketable security investments must have a minimum credit quality of single A (Standard & Poor’s and Fitch) and A2
(Moody’s Corporation) at the time of acquisition, while the overall portfolio of marketable securities must maintain a minimum
average credit quality of double A (Standard & Poor’s and Fitch)
or Aa (Moody’s Corporation). In the event of a rating downgrade below the minimum credit quality subsequent to purchase, the marketable security investment is evaluated to determine the appropriate action to take to minimize the overall risk to our marketable security investment portfolio. Our marketable
securities are classified as available-for-sale and trading
securities. Investments in trading securities represent participant-
directed investments of deferred employee compensation.

Accounts Receivable	Accounts receivable include trade and
other miscellaneous receivables. An allowance is maintained for doubtful accounts for estimated losses in the collection of
accounts receivable. Estimates are made regarding the ability of customers to make required payments based on historical credit experience, current market conditions and expected credit
losses. Accounts receivable are written off when all reasonable collection efforts are exhausted.

Inventories	Inventories are stated at the lower of cost or net
realizable value, with cost generally determined using the first-in, first-out (FIFO) cost method. For excess and obsolete inventory resulting from the potential inability to sell specific products at prices in excess of current carrying costs, reserves are
maintained to reduce current carrying cost to net realizable value.

Financial Instruments	Our financial instruments include cash,
cash equivalents, marketable securities, accounts receivable, other investments, accounts payable, debt and foreign currency exchange contracts. The carrying value of our financial
instruments, with the exception of our senior unsecured notes, approximates fair value on December 31, 2025 and 2024. Refer to Notes 3 and 10 for further details.
All marketable securities are recognized at fair value.
Adjustments to the fair value of marketable securities that are classified as available-for-sale are recognized as increases or decreases, net of income taxes, within accumulated other
comprehensive income (AOCI) in shareholders’ equity and
adjustments to the fair value of marketable securities that are classified as trading are recognized in earnings. The amortized cost of marketable debt securities is adjusted for amortization of premiums and discounts to maturity computed under the effective interest method. Such amortization, interest and realized gains and losses are included in other income. The cost of securities sold is determined by the specific identification method.
We review declines in the fair value of our investments classified as available-for-sale to determine whether the decline in fair value is a result of credit loss or other factors. Impairments of available-for-sale marketable debt securities related to credit loss are included in earnings and impairments related to other factors are recognized within AOCI.

Derivatives	All derivatives are recognized at fair value and
reported on a gross basis. We enter into forward currency
exchange contracts to mitigate the impact of currency fluctuations on transactions denominated in nonfunctional currencies, thereby limiting our risk that would otherwise result from changes in exchange rates. The periods of the forward currency exchange contracts correspond to the periods of the exposed transactions, with realized gains and losses included in the measurement and recording of transactions denominated in the nonfunctional
currencies. All forward currency exchange contracts are recorded at their fair value each period.
Forward currency exchange contracts designated as cash flow
hedges are designed to hedge the variability of cash flows
associated with forecasted transactions denominated in a foreign currency that will take place in the future. These nonfunctional currency exposures principally relate to forecasted intercompany sales and purchases of manufactured products and generally
have maturities up to eighteen months. Changes in value of
derivatives designated as cash flow hedges are recorded in AOCI in shareholders’ equity until earnings are affected by the
variability of the underlying cash flows. At that time, the
applicable amount of gain or loss from the derivative instrument that is deferred in shareholders’ equity is reclassified into earnings and is included in cost of goods sold. Cash flows
associated with these hedges are included in cash provided by operating activities in the same category as the cash flows from the items being hedged.
Forward currency exchange contracts are used to offset our
exposure to the change in value of specific foreign currency denominated assets and liabilities, primarily intercompany
payables and receivables. These derivatives are not designated as hedges and, therefore, changes in the value of these forward contracts are recognized in earnings, thereby offsetting the current earnings effect of the related changes in value of foreign currency denominated assets and liabilities. The estimated fair value of our forward currency exchange contracts represents the measurement of the contracts at month-end spot rates as
adjusted by current forward points.
From time to time, we designate derivative and non-derivative financial instruments as net investment hedges of our
investments in certain international subsidiaries. For derivative instruments that are designated and qualify as a net investment hedge, the effective portion of the derivative's gain or loss is recognized in OCI and reported as a component of AOCI. We
have elected to use the spot method to assess effectiveness for our derivatives designated as net investment hedges.
Accordingly, the change in fair value attributable to changes in the spot rate is recorded in AOCI. We exclude the spot-forward difference from the assessment of hedge effectiveness and
amortize this amount separately on a straight-line basis over the term of the forward contracts. This amortization is recognized in other income.
From time to time, we designate forward starting interest rate derivative instruments as cash flow hedges to manage the
exposure to interest rate volatility with regard to future issuance and refinancing of debt. Changes in value of derivatives
designated as cash flow hedges are recorded in AOCI until
earnings are affected by the variability of the underlying cash flows. At that time, the applicable amount of gain or loss from the derivative instrument that is deferred in shareholders’ equity is reclassified into earnings and is included in interest expense.
Interest rate derivative instruments designated as fair value hedges have been used in the past to manage the exposure to
interest rate movements and to reduce borrowing costs by
converting fixed-rate debt into floating-rate debt. Under these agreements, we agree to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional principal amount.
Property, Plant and Equipment	Property, plant and equipment
is stated at cost. Depreciation is generally computed by the straight-line method over the estimated useful lives of three to 30 years for buildings and improvements and three to 15 years for machinery and equipment.

Goodwill and Other Intangible Assets	Goodwill represents the
excess of purchase price over fair value of tangible net assets of acquired businesses at the acquisition date, after amounts
allocated to other identifiable intangible assets. Factors that contribute to the recognition of goodwill include synergies that are specific to our business and not available to other market
participants and are expected to increase net sales and profits;
acquisition of a talented workforce; cost savings opportunities;
the strategic benefit of expanding our presence in core and
adjacent markets; and diversifying our product portfolio.
The fair values of other identifiable intangible assets acquired in a business combination are primarily determined using the income approach. Other intangible assets include, but are not limited to, developed technologies, customer and distributor relationships
(which reflect expected continued customer or distributor
patronage) and trademarks and patents. Intangible assets with determinable useful lives are amortized on a straight-line basis over their estimated useful lives of four to 40 years. Certain acquired trade names are considered to have indefinite lives and are not amortized, but are assessed annually for potential
impairment as described below.
In some of our acquisitions, we acquire in-process research and development (IPRD) intangible assets. For acquisitions
accounted for as business combinations IPRD is considered to be an indefinite-lived intangible asset until the research is completed (then it becomes a determinable-lived intangible
asset) or determined to have no future use (then it is impaired).
For asset acquisitions IPRD is expensed immediately unless
there is an alternative future use.

Goodwill, Intangibles and Long-Lived Asset Impairment Tests	We perform our annual impairment test for goodwill as of
October 31 each year. We consider qualitative indicators of the fair value of a reporting unit when it is unlikely that a reporting unit has impaired goodwill and periodically corroborate that assessment with quantitative information. In certain
circumstances, we may also utilize a discounted cash flow
analysis that requires certain assumptions and estimates be
made regarding market conditions and our future profitability.
Indefinite-lived intangible assets are also tested at least annually for impairment by comparing the individual carrying values to the fair value.
We review long-lived assets for indicators of impairment
whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The evaluation is
performed at the lowest level of identifiable cash flows.
Undiscounted cash flows expected to be generated by the related assets are estimated over the asset's useful life based on
updated projections. If the evaluation indicates that the carrying amount of the asset may not be recoverable, any potential
impairment is measured based upon the fair value of the related asset or asset group as determined by an appropriate market
appraisal or other valuation technique.

Assets And Liabilities Held For Sale	We classify assets and
liabilities or disposal groups to be sold as held for sale in the period in which all of the following criteria are met: management, having the authority to approve the action, commits to a plan to sell the disposal group; the disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such disposal groups; an active program to locate a buyer and other actions required to complete the plan to sell the disposal group have been initiated;
the sale of the disposal group is probable, and transfer of the disposal group is expected to qualify for recognition as a
completed sale within one year, except if events or circumstances beyond our control extend the period of time required to sell the disposal group beyond one year; the disposal group is being
actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
We initially measure a disposal group that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in the period in which the held for sale criteria are met. Conversely, gains are not recognized on the sale of a disposal group until the sale is completed. We assess the fair value of a disposal group, less any costs to sell, each reporting period it remains classified as held for sale and report any subsequent changes as an
adjustment to the carrying value of the disposal group, as long as the new carrying value does not exceed the carrying value of the disposal group at the time it was initially classified as held for sale.
Upon determining that a disposal group meets the criteria to be classified as held for sale, we cease depreciation and
amortization of the assets and disclose the major classes of assets and liabilities of the disposal group in the Notes to the
Consolidated Financial Statements. Refer to Note 16 for further information.

Share-Based Compensation	hare-based compensation is in
the form of stock options, restricted stock units (RSUs) and performance stock units (PSUs). Stock options are granted under long-term incentive plans to certain key employees and non-
employee directors at an exercise price not less than the fair market value of the underlying common stock, which is the
quoted closing price of our common stock on the day prior to the date of grant. The options are granted for periods of up to 10 years and become exercisable in varying installments.
We grant RSUs to key employees and non-employee directors
and PSUs to certain key employees under our long-term
incentive plans. The fair value of RSUs is determined based on the number of shares granted and the quoted closing price of our common stock on the date of grant, adjusted for the fact that
RSUs do not include anticipated dividends. RSUs generally vest in one-third increments over a three-year period and are settled in stock. PSUs are earned over a three-year performance cycle and vest in March of the year following the end of that
performance cycle. The number of PSUs that will ultimately be earned is based on our performance relative to pre-established goals in that three-year performance cycle. The fair value of
PSUs is determined based on the quoted closing price of our
common stock on the day of grant.
Compensation expense is recognized in the Consolidated
Statements of Earnings based on the estimated fair value of the awards on the grant date. Compensation expense recognized
reflects an estimate of the number of awards expected to vest after taking into consideration an estimate of award forfeitures based on actual experience and is recognized on a straight-line basis over the requisite service period, which is generally the period required to obtain full vesting. Management expectations related to the achievement of performance goals associated with
PSU grants is assessed regularly and that assessment is used to determine whether PSU grants are expected to vest. If
performance-based milestones related to PSU grants are not met or not expected to be met, any compensation expense
recognized associated with such grants will be reversed.

Income Taxes	Deferred income tax assets and liabilities are
determined based on differences between financial reporting and income tax bases of assets and liabilities and are measured
using the enacted income tax rates in effect for the years in which the differences are expected to reverse. Deferred income tax benefits generally represent the change in net deferred income tax assets and liabilities in the year. Other amounts result from adjustments related to acquisitions and foreign currency as
appropriate.
We operate in multiple income tax jurisdictions both within the
United States and internationally. Accordingly, management must determine the appropriate allocation of income to each of these jurisdictions based on current interpretations of complex income tax regulations. Income tax authorities in these jurisdictions regularly perform audits of our income tax filings. Income tax audits associated with the allocation of this income and other complex issues, including inventory transfer pricing and cost sharing, product royalty and foreign branch arrangements, may require an extended period of time to resolve and may result in significant income tax adjustments if changes to the income
allocation are required between jurisdictions with different income tax rates.
The Tax Cuts and Jobs Act (the Act) was enacted in 2017 in the
United States. The Act also subjects a United States shareholder to tax on Global Intangible Low-Taxed Income (GILTI) earned by certain foreign subsidiaries. We have elected to account for GILTI tax in the year the tax is incurred.

New Accounting Pronouncements Not Yet Adopted and Accounting Pronouncements Recently Adopted	New Accounting Pronouncements Not Yet Adopted
In December 2025 the Financial Accounting Standards Board
(FASB) issued ASU 2025-10 (Topic 832): Accounting for
Government Grants Received by Business Entities. This update establishes guidance on the recognition, measurement and
presentation of government grants received by business entities including grants related to the purchase, construction or
acquisition of an asset and grants related to income. The update is effective for fiscal years beginning after December 15, 2028 including interim periods within those fiscal years. Early adoption is permitted. We do not expect this ASU to have a significant impact on our Consolidated Financial Statements.
In September 2025 the FASB issued ASU 2025-07 (Topics 815
and 606): Derivatives and Hedging: Derivatives Scope
Refinements and Revenue from Contracts with Customers:
Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract. This update expands the
scope exception in Topic 815 to certain nonexchange-traded
contracts for which settlement is based on operations or activities specific to one of the parties to the contract. The update is effective for fiscal years beginning after December 15, 2026 including interim periods within those fiscal years. Early adoption is permitted. We are evaluating if the ASU will have an impact on our Consolidated Financial Statements.
In September 2025 the FASB issued ASU 2025-06 (Subtopic
350-40): Intangibles - Goodwill and Other - Internal-Use
Software: Targeted Improvements to the Accounting for Internal-
Use Software. This update clarifies and modernizes the
accounting for costs related to internal-use software by removing all references to project stages and clarifying that the probable-
to-complete threshold is not met if significant development
uncertainty exists. The update is effective for fiscal years beginning after December 15, 2027 including interim periods
within those fiscal years. Early adoption is permitted. We do not expect this ASU to have a significant  impact on our Consolidated
Financial Statements.
In July 2025 the FASB issued ASU 2025-05 (Topic 326):
Financial Instruments - Credit Losses: Measurement of Credit
Losses for Accounts Receivable and Contract Assets. This
update provides a practical expedient allowing entities to assume that current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when estimating expected credit losses for current accounts receivable and
current contract assets arising from transactions accounting for under Accounting Standards Codification 606, Revenue from
Contracts with Customers. The update is effective for fiscal years beginning after December 15, 2025 including interim periods
within those fiscal years. Early adoption is permitted. We are evaluating if the ASU will have an impact on our Consolidated
Financial Statements.
In November 2024 the FASB issued ASU 2024-03 (Subtopic
220-40): Income Statement: Reporting Comprehensive Income -
Expense Disaggregation Disclosures which requires
disaggregation of certain expense captions into specified
categories in disclosures within the Notes to the Consolidated
Financial Statements. The new disclosure requirements are
effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15,
2027. Early adoption is permitted. We are evaluating these new expanded disclosure requirements.
We evaluate all ASUs issued by the FASB for consideration of their applicability. ASUs not included in our disclosures were assessed and determined to be either not applicable or are not expected to have a material impact on our Consolidated Financial
Statements.
Accounting Pronouncements Recently Adopted
We adopted ASU 2023-09 (Topic 740): Income Taxes:
Improvements to Income Tax Disclosures for the annual period beginning on January 1, 2025. Refer to Note 11 for further
information.